Loans - Schedule of Loan Portfolio Segments and Classes (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 19, 2015	Dec. 31, 2014	Dec. 31, 2013
Real estate loans:
Total loans	$ 374,871		$ 329,073			$ 110,516
Deduct:
Deferred loan fees, net	(438)		(296)			(124)
Allowance for loan losses	(2,895)	$ (2,532)	(2,511)	$ (1,883)	$ (1,743)	(1,726)	$ (1,718)
Loans, net	371,538		326,266			108,666
Real Estate Mortgage Loans [Member]
Real estate loans:
Total loans	317,191		284,930			92,345
Deduct:
Allowance for loan losses	(2,240)	(1,368)	(1,354)	(1,313)	(1,327)	(1,409)	(1,417)
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Real estate loans:
Total loans	63,191		68,169			51,960
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Real estate loans:
Total loans	224,202		192,568			32,665
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Real estate loans:
Total loans	19,489		17,570			7,075
Real Estate Mortgage Loans [Member] | Home Equity [Member]
Real estate loans:
Total loans	10,309		6,623			645
Commercial Loans [Member]
Real estate loans:
Total loans	55,491		41,417			16,773
Deduct:
Allowance for loan losses	(606)	(591)	(583)	(496)	(407)	(308)	(208)
Consumer Loans [Member]
Real estate loans:
Total loans	2,189		2,726			1,398
Deduct:
Allowance for loan losses	$ (35)	$ (22)	$ (23)	$ (5)	$ (9)	$ (9)	$ (10)